Long Term Debt	12 Months Ended
Dec. 31, 2022
Long Term Debt [Abstract]
Long Term Debt

Note 10 — Long Term Debt

Long-term debt consisted of the following:

	As of December 31,
	2022	2021
Senior Convertible Notes (at fair value)	$14,607,000	$17,305,000
Less: current maturities	(13,200,000)	(13,200,000)
Total long-term debt, less current portion	$1,407,000	$4,105,000

Senior Convertible Notes

On October 5, 2021, we entered into a securities purchase agreement (the “SPA”) resulting in the issuance of the Senior Convertible Notes to two institutional investors in a private placement transaction. The Senior Convertible Notes were issued for an aggregate principal amount of $20.0 million for $18.0 million reflecting an original issue discount of 10 percent or $2.0 million. The net proceeds from the issuance of the Senior Convertible Notes were used to payoff and retire convertible notes that were issued in 2020 (the “2020 Notes”) and fund our growth initiatives through acquisitions and continued investment in our technology infrastructure. The Senior Convertible Notes rank senior to all our other and future indebtedness. The Senior Convertible Notes mature on October 4, 2024 and can be repaid in shares of Common Stock or cash. The Senior Convertible Notes are convertible into shares of Common Stock of Akerna at a conversion price of $4.75 per share effective October 4, 2022 which represents an adjustment, as required by the SPA, from $6.21 per share as a result of the offering of convertible preferred stock on that date (see Note 13). The Senior Convertible Notes are to be repaid in monthly installments beginning on January 1, 2022 and later deferred to January 1, 2023 in connection with an amendment in June 2022 (see below).

In connection with the SPA and the Senior Convertible Notes, we and certain of our subsidiaries entered into an amended Security and Pledge Agreement (the “Security Agreement”) with the lead investor, in its capacity as collateral agent (in such capacity, the “Collateral Agent”) for all holders of the Senior Convertible Notes. The Security Agreement creates a first priority security interest in all of the personal property of the Company and certain of its subsidiaries of every kind and description, tangible or intangible, whether currently owned and existing or created or acquired in the future (the “Collateral”).

Upon the occurrence of an Event of Default under the Security Agreement, the Collateral Agent will have certain rights under the Security Agreement including taking control of the Collateral and, in certain circumstances, selling the Collateral to cover obligations owed to the holders of the Senior Convertible Notes pursuant to its terms. An Event of Default under the Security Agreement means (i) any defined event of default under any one or more of the transaction documents (including the Senior Convertible Notes), in each instance, after giving effect to any notice, grace, or other cure periods provided for in the applicable document, (ii) the failure by us to pay any amounts due under the Senior Convertible Notes or any other transaction document, or (iii) the breach of any representation, warranty or covenant by the Company under the Security Agreement.

In connection with the occurrence of an event of default, the holders of the Senior Convertible Notes will be entitled to convert all or any portion of the Senior Convertible Notes at an alternate conversion price equal to the lower of (i) the conversion price then in effect, or (ii) 80% of the lower of (x) the volume-weighted average price, or VWAP, of the Common Stock as of the trading day immediately preceding the applicable date of determination, or (y) the quotient of (A) the sum of the VWAP of the Common Stock for each of the two trading days with the lowest VWAP of the Common Stock during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable date of determination, divided by (B) two, but not less than $10.80.

On June 30, 2022, we and the holders of the Senior Convertible Notes entered into an amendment and waiver agreement (the “Convertible Notes Amendment”) that included provision such that (i) no amortization payments would be due and payable for any payments previously required to be made from July 1, 2022 through January 1, 2023, (ii) the holders of the Senior Convertible Notes will not accelerate any previously deferred installment amounts until January 1, 2023 and (iii) the terms of the SPA which would provide for reset of the conversion price of the Senior Convertible Notes as a result of the issuance of securities under the 2022 Unit Offering (see Note 13) and instead agreed to a reset of the conversion price equal to a per share price of 135 percent of the 2021 Unit Offering price, or $6.21 per share, which was subsequently reduced to $4.75 per share on October 4, 2022 as described above. Further, the Convertible Notes Amendment added covenants such that (a) we are subject to a daily cash test of having an available cash balance of at least $7.0 million, which amount shall be reduced by $1.0 million on each of the dates at which the aggregate principal due upon the Senior Convertible Notes is equal to or less than $14.0 million and $11.0 million, subject in all cases to a minimum of $5.0 million, and (b) we established and maintain the Restricted Accounts for each holder for an aggregate amount of $7.0 million with such amounts to be released from the Restricted Accounts only upon written consent of such holder, provided that $1.0 million will automatically release from the Restricted Accounts upon the occurrence of each of the dates at which the aggregate principal due upon the Senior Convertible Notes is equal to or less than $14.0 million and $11.0 million, subject to certain conditions. The Convertible Notes Amendment qualified as a troubled debt restructuring (“TDR”); however, there was no impact on the consolidated balance sheet or in the statement of operations as a result of the TDR as the Senior Convertible Notes are recorded at their fair value.

2020 Notes

We issued the 2020 Notes with a principal amount of $17.0 million at a purchase price of $15.0 million on June 9, 2020. The 2020 Notes were paid in full on October 5, 2021 with a portion of the proceeds from the Senior Convertible Notes.

Upon the dates that they were issued, we made irrevocable elections to apply the fair value option to account for each of the Senior Convertible Notes and the 2020 Notes. Disclosures, including assumptions used to determine the fair values of these debt instruments, are provided in Note 15.

During the year ended December 31, 2022, we made $5.3 million in principal settlements on the Senior Convertible Notes, of which $1.4 million was settled in cash and the remaining $3.9 million was settled in Common Stock. We made no principal settlements on the Senior Convertible Notes during 2021. During the year ended December 31, 2022, the fair value of the Senior Convertible Notes increased by $2.9 million. Of the adjustment, a decrease of $0.2 million resulted from instrument-specific credit risk and was recognized as other comprehensive income and accumulated in stockholders’ equity (deficit) and an increase of $2.9 million was recognized in our consolidated statement of operations as a change in fair value of convertible notes. During the year ended December 31, 2021, the fair value of the Senior Convertible Notes decreased by $0.7 million. Of the adjustment, a decrease of less than $0.1 million resulted from instrument-specific credit risk and was recognized as other comprehensive income and accumulated in stockholders’ equity (deficit) and a decrease of $0.7 million was recognized in our consolidated statement of operations as a change in fair value of convertible notes. As of December 31, 2022 and 2021, the fair values of the Senior Convertible Notes on our consolidated balance sheet were $14.6 million and $17.3 million, respectively. During the year ended December 31, 2021, up until the date the 2020 Notes were paid in full, we made $15.2 million of principal settlements on the 2020, of which $5.1 million was settled in cash and the remaining $10.1 million was settled in Common Stock. During the year ended December 31, 2021, the fair value of the 2020 Notes increased by $2.0 million. Of the adjustment, a decrease of less than $0.1 million resulted from instrument-specific credit risk and was recognized as other comprehensive income and accumulated in stockholders’ equity (deficit) and an increase of $2.0 million was recognized in our consolidated statement of operations as a change in fair value of convertible notes. In October 2021, we recognized a gain on the extinguishment of debt in the amount of $0.2 million in connection with the payoff of the 2020 Notes.

Paycheck Protection Program Loan

On April 21, 2020, we issued a promissory note in the principal aggregate amount of $2.2 million (the “PPP Loan”) pursuant to the Paycheck Protection Program under the CARES Act. The PPP Loan had a two-year term bearing interest at a rate of 1% per annum with principal and interest payments to be paid monthly beginning seven months from the date of the PPP Loan. In August 2021, the Company submitted its application for forgiveness and on September 3, 2021, the loan was forgiven in full by the Small Business Administration. As a result, the Company recorded a gain on the forgiveness of the PPP loan in the amount of $2.2 million.

Maturities of Debt

Maturities of our debt as of December 31, 2022 are presented below.

Year ending December 31:
2023	$13,200,000
2024	1,462,727
Aggregate maturities due	14,662,727
Original issue discount	(2,000,000)
Cumulative unrealized change in fair value	1,944,273
Total debt outstanding at fair value	$14,607,000